Discontinued Operations and Assets Held for Sale (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									$ 778,124,000	$ 1,215,525,000	$ 1,247,282,000
Goodwill impairment	(101,415,000)				(18,315,000)
Loss before taxes									(105,888,000)
Asset Impairment Charges									26,000,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									6,971,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									(98,917,000)	52,755,000	(47,640,000)
Discontinued Operation, Tax Effect of Discontinued Operation									45,860,000	(13,301,000)	(246,153,000)
Income (loss) from discontinued operations, net of tax	14,948,000	(78,501,000)	(89,254,000)	8,030,000	27,738,000	(6,790,000)	12,189,000	32,919,000	(144,777,000)	66,056,000	198,513,000
Management Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									639,237,000	920,958,000	948,891,000
Loss before taxes									(118,017,000)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									5,126,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									(112,891,000)	67,458,000	(10,279,000)
Discontinued Operation, Tax Effect of Discontinued Operation									41,384,000	29,255,000	30,599,000
Income (loss) from discontinued operations, net of tax									(154,275,000)	38,203,000	(40,878,000)
Mail Services International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									23,036,000	135,222,000	155,378,000
Goodwill impairment									2,000,000		46,000,000
Loss before taxes									(3,057,000)
Asset Impairment Charges											12,000,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									(2,717,000)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									(5,774,000)	(40,084,000)	(72,260,000)
Discontinued Operation, Tax Effect of Discontinued Operation									(1,064,000)	(15,003,000)	(23,025,000)
Income (loss) from discontinued operations, net of tax									(4,710,000)	(25,081,000)	(49,235,000)
Nordic Furniture Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									37,785,000	67,994,000	48,341,000
Goodwill impairment									1,000,000
Loss before taxes									(4,037,000)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									4,562,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									525,000	2,839,000	5,334,000
Discontinued Operation, Tax Effect of Discontinued Operation									149,000	794,000	1,493,000
Income (loss) from discontinued operations, net of tax									376,000	2,045,000	3,841,000
Canadian Document Imaging Solutions (DIS) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									78,066,000	91,351,000	94,672,000
Loss before taxes									19,223,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									19,223,000	22,542,000	25,870,000
Discontinued Operation, Tax Effect of Discontinued Operation									5,102,000	5,965,000	7,244,000
Income (loss) from discontinued operations, net of tax									14,121,000	16,577,000	18,626,000
Capital Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									0	0	0
Loss before taxes									0
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax									0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									0	0	3,695,000
Discontinued Operation, Tax Effect of Discontinued Operation									289,000	(34,312,000)	(262,464,000)
Income (loss) from discontinued operations, net of tax									(289,000)	34,312,000	266,159,000
Management Services North America [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment									98,000,000
Management Services International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment											84,000,000
Asset Impairment Charges											5,000,000
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment	(101,415,000)				(18,315,000)				101,000,000	18,000,000	130,000,000
Asset Impairment Charges									$ 15,000,000	$ 17,000,000	$ 17,000,000